Arbitral Award and Mining Data Sale Settlement Agreement:	3 Months Ended
Mar. 31, 2019
Arbitral Award and Mining Data Sale Settlement Agreement: [Abstract]
Arbitral Award and Mining Data Sale Settlement Agreement:	<!--DOCTYPE html PUBLIC "-//W3C//DTD XHTML 1.0 Transitional//EN" "http://www.w3.org/TR/xhtml1/DTD/xhtml1-transitional.dtd" --> Note 3. Arbitral Award and Mining Data Sale Settlement Agreement: In October 2009 we initiated the Brisas Arbitration to obtain compensation for the losses caused by the actions of Venezuela that terminated our Brisas Project. On September 22, 2014, we were granted an Arbitral Award (the “Award”) totaling $740.3 million. In July 2016, we signed the Settlement Agreement, subsequently amended, whereby Venezuela agreed to pay us $792 million to satisfy the Award (including interest) and $240 million for the purchase of our mining data related to the Brisas Project (the "Mining Data"). Pursuant to the Settlement Agreement, Venezuela agreed to make a payment of $40 million (the "Initial Payment") followed by 23 monthly payments of $29.5 million on or before the 15th day of each month starting in July 2017, with a final payment of approximately $313.3 million scheduled to be paid on or before June 15, 2019. The first $240 million received by Gold Reserve from Venezuela has been recognized as proceeds from the sale of the Mining Data.  As of the date of this report, Venezuela had made payments pursuant to the Settlement Agreement of approximately $254 million including $165.5 million transferred from a Trust Account for the benefit of the Company (See Note 4, Cash and Cash Equivalents) and $88.5 million in Venezuelan government bonds. In August 2018, the Company received Venezuelan government bonds, which were exempt from U.S. Sanctions pursuant to then-applicable General License 3 issued by the U.S. Treasury Department's Office of Foreign Asset Control ("OFAC"), with a market value, at the time of the agreement, of approximately $88.5 million as payment of the December 2017 and January and February 2018 monthly installments due under the Settlement Agreement. The bonds were subsequently sold for approximately $74.3 million and the Company realized a $14.2 million loss on the sale during the year ended December 31, 2018. The monthly payments pursuant to the Settlement Agreement from March 2018 through May 2019 totaling approximately $442.5 million, not including the balance in the Trust Account, remain unpaid. In August 2017, the U.S. government imposed financial sanctions (as defined herein "Sanctions") targeting Venezuela by issuing an Executive Order ("EO") that prohibits U.S. persons from dealing in financing of greater than 30 days for the Venezuelan government, including any entity owned or controlled by the Venezuelan government (with respect to certain subsidiaries of the state oil company, these restrictions prohibit financings of greater than 90 days). In addition, U.S. persons are prohibited from dealing in, among other things, bonds (unless otherwise exempt from U.S. Sanctions pursuant to General Licenses 3E or 9D issued by the Department of the Treasury's Office of Foreign Asset Control ("OFAC")) or equity issued by the Venezuelan government after the U.S. financial Sanctions were imposed in August 2017. Prior to January 2019, certain Venezuelan government bonds identified in General License 3 had been largely exempt from U.S. Sanctions. U.S. financial sanctions have built on Sanctions imposed by the U.S. government starting in March 2015 that designated Venezuelan government officials as “Specially Designated Nationals” (“SDNs”), which prohibits them from traveling to the U.S., freezes any assets they may have in the U.S. and generally prohibits U.S. persons from doing business with them and any entity they own 50% or more. Since August 2017, the U.S. government has designated several additional individuals as SDNs and has prohibited U.S. persons from dealing in cryptocurrencies issued by the Venezuelan government. In September and November 2017, and again on May 21, 2018, Canada imposed its own Sanctions requiring asset freezes and imposing prohibitions on dealings with named Venezuelan officials. In May 2018, the U.S. government issued an EO that prohibits U.S. persons from engaging in transactions relating to: (i) the purchase of any debt owed to the Venezuelan government, including accounts receivable, (ii) any debt owed to the Venezuelan government that is pledged as collateral after May 2018, including accounts receivable, and (iii) the sale, transfer, assignment, or pledging as collateral by the Venezuelan government of any equity interest in any entity in which the Venezuelan government has a 50% or greater ownership interest. In November 2018, the U.S. government issued an EO authorizing OFAC to designate as an SDN any person determined to: (i) “operate in the gold sector of the Venezuelan economy” or any other sector deemed sanctionable by the U.S. government, (ii) be responsible for transactions involving deceptive practices or corruption involving the Venezuelan government, or (iii) have supported deceptive or corrupt transactions or to be owned or controlled by a person meeting the foregoing criteria. OFAC issued guidance that it “expects to use its discretion to target in particular those who operate corruptly in the gold or other identified sectors of the Venezuela economy, and not those who are operating legitimately in such sectors.”  In January 2019, the U.S. government designated the Venezuelan state oil company as an SDN under the November 2018 EO. U.S. persons are generally prohibited from doing business with the state oil company and its subsidiaries unless authorized by OFAC. In conjunction with that action, OFAC also changed existing general licenses, such as General License 3 mentioned above, and issued additional general licenses to authorize certain transactions involving certain subsidiaries of the state oil company.  In March 2019, pursuant to EO 13850, OFAC designated CVG Compania General de Minera de Venezuela CA and its president as SDNs in connection with the Venezuelan gold sector and also designated Bandes Bank as an SDN with the same effects as those described above with respect to the Venezuelan state oil company. In conjunction with that designation, OFAC issued several general licenses, although none that authorize the Company's dealings with Bandes Bank. Due to the deteriorating economic conditions in Venezuela and as a result of the Bandes Bank designation which blocked the Company's access to the funds held in the Trust Account at Bandes Bank, the Company recorded an impairment loss in December 2018 on the balance in the Trust Account of approximately $21.5 million. The Trust Account and funds will remain blocked until OFAC delists Bandes Bank as an SDN or OFAC issues a specific license to the Company to unblock this property. On April 15, 2019, the Government of Canada imposed Sanctions against 43 additional individuals under the Special Economic Measures (Venezuela) Regulations of the Special Economic Measures Act. The imposition of such additional Sanctions poses a significant impediment to the Company's ability to work with government officials related to the development of the Siembra Minera Project and those responsible for the payment and transfer of funds associated with the Settlement Agreement. To the extent required, the Company will apply for a license from OFAC to allow the Company to pursue payments under the Settlement Agreement and allow international financial institutions to facilitate such transactions without violating U.S. Sanctions. The Company may also pursue similar relief from Sanctions imposed under Canadian law. We have Contingent Value Rights ("CVRs") outstanding that entitle the holders to an aggregate of 5.466% of proceeds associated with the collection of the Award, sale of Mining Data or an enterprise sale (the "Proceeds"), less amounts for certain specified obligations, as well as a bonus plan as described below. Due to U.S. and Canadian Sanctions and the uncertainty of transferring the cash held in the Trust Account to bank accounts outside of Venezuela, management only considers those funds received by the Company into its North American bank account as funds available for purposes of the CVR and Bonus Plan cash distributions.  We maintain a bonus plan (the "Bonus Plan") which is intended to compensate the participants, including executive officers, employees, directors and consultants for their past and present contributions to the Company. The bonus pool under the Bonus Plan, as originally structured, was comprised of the gross proceeds collected or the fair value of any consideration realized related to such transactions less applicable taxes multiplied by 1% of the first $200 million and 5% thereafter. In June 2018, the Board modified the Bonus Plan to increase the percentage participation of certain individuals who in the Board's opinion were not adequately recognized for their current contribution to efforts associated with the conclusion of the Settlement Agreement and the collection of the amounts contemplated thereunder. The effect of the Board's modification to the Bonus Plan was to increase the after tax percentage allocation for the first $200 million up to a maximum of 1.28% and the percentage allocation thereafter up to a maximum of 6.4%.  On March 27, 2019, the Company announced that the Board had approved the distribution of between approximately $90 million and $100 million in the aggregate, to holders of Class A Shares as a return of capital (the “Return of Capital Transaction”). Following the Government of Canada's decision on April 15, 2019 to impose additional sanctions (See Note 4, Cash and Cash Equivalents) the Board determined that it was in the best interests of the Company and its Shareholders to reduce the aggregate amount of capital to be returned to Shareholders pursuant to the Return of Capital transaction to approximately US$75 million, or approximately US$0.76 per Class A Share.  The Return of Capital Transaction is intended to occur on a tax-efficient basis for income tax purposes. The Return of Capital Transaction is to be completed pursuant to a court-approved plan of arrangement transaction under the Business Corporations Act (Alberta) and requires approval by the Alberta Court of Queen's Bench (the “Court”) and at least two-thirds of the votes cast by Shareholders in respect of a special resolution. The Return of Capital Transaction will be affected pursuant to an arrangement transaction (the “Arrangement”) in accordance with a plan of arrangement pursuant to section 193 of the Act. Subject to obtaining the requisite Shareholder approval, obtaining the Final Order from the Court, obtaining TSXV approval, and filing of articles of arrangement, the Arrangement will become effective on or about June 13, 2019. Following receipt, if any, of additional funds pursuant to the Settlement Agreement and after applicable payments to CVR holders and Bonus Plan participants, we expect to distribute to our shareholders a substantial majority of any remaining amounts, subject to applicable regulatory requirements and retaining sufficient reserves for operating expenses, contractual obligations, accounts payable and income taxes, and any obligations arising as a result of the collection of the Award and/or sale of the Mining Data.